Document and Entity Information	Jan. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001574774
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	BioTelemetry, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-55039
Entity Tax Identification Number	46-2568498
Entity Address, Address Line One	1000 Cedar Hollow Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	729-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BEAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false